                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                           A, B AND C SHARES (RETAIL)

   SUPPLEMENT DATED DECEMBER 19, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

REDUCTION IN SALES CHARGE

Effective January 1, 2004, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for the following Funds is as follows:

                                                 Maximum Sales Charge
Fund                                             (Load) on Purchases
Armada S&P 500 Index Fund                                2.50%
Armada Bond Fund                                         4.50%
Armada Intermediate Bond Fund                            4.50%
Armada Limited Maturity Bond Fund                        2.00%
Armada Total Return Advantage Fund                       4.50%
Armada Ultra Short Bond Fund                             1.00%
Armada U.S. Government Income Fund                       4.50%
Armada Michigan Municipal Bond Fund                      3.00%
Armada National Tax Exempt Bond Fund                     3.00%

Effective January 1, 2004, the prospectus disclosure under "Front-End Sales Charges -- Class A Shares" beginning on page 86 is amended and supplemented by deleting the entire section and replacing it in its entirety with the following:

     The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:

INTERNATIONAL EQUITY, LARGE CAP CORE EQUITY, LARGE CAP GROWTH, LARGE CAP ULTRA, LARGE CAP VALUE, MID CAP GROWTH, SMALL CAP CORE, SMALL CAP GROWTH, SMALL CAP VALUE, SMALL/MID CAP VALUE AND TAX MANAGED EQUITY FUNDS
--------------------------------------------------------------------------------

                                                                                                     Dealers'
                                                              Sales Charge as   As a % of Net    Reallowance as a
                                                              a % of Offering    Asset Value      % of Offering
                                                              Price Per Share     Per Share      Price Per Share
------------------------------------------------------------------------------------------------------------------
IF YOUR INVESTMENT IS:
------------------------------------------------------------------------------------------------------------------
Less than $25,000                                                  5.50             5.82               5.00
------------------------------------------------------------------------------------------------------------------
$25,000 but less than $50,000                                      5.25             5.54               4.75
------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                     4.75             4.99               4.25
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                    3.75             3.90               3.25
------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                    3.00             3.09               2.50
------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                  2.00             2.04               1.50
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00             0.00               0.00
------------------------------------------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION, BALANCED ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                     Dealers'
                                                              Sales Charge as   As a % of Net    Reallowance as a
                                                              a % of Offering    Asset Value      % of Offering
                                                              Price Per Share     Per Share      Price Per Share
------------------------------------------------------------------------------------------------------------------
IF YOUR INVESTMENT IS:
------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                  4.75             4.99               4.25
------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                     4.00             4.17               3.50
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                    3.75             3.90               3.25
------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                    2.50             2.56               2.00
------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                  2.00             2.04               1.50
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00             0.00               0.00
------------------------------------------------------------------------------------------------------------------

BOND, INTERMEDIATE BOND, TOTAL RETURN ADVANTAGE AND U.S. GOVERNMENT INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     Dealers'
                                                              Sales Charge as   As a % of Net    Reallowance as a
                                                              a % of Offering    Asset Value      % of Offering
                                                              Price Per Share     Per Share      Price Per Share
------------------------------------------------------------------------------------------------------------------
IF YOUR INVESTMENT IS:
------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                  4.50             4.71               4.00
------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                                     4.00             4.17               3.50
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                    3.75             3.90               3.25
------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                    2.50             2.56               2.00
------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                  2.00             2.04               1.50
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00             0.00               0.00
------------------------------------------------------------------------------------------------------------------

S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                                                                     Dealers'
                                                              Sales Charge as   As a % of Net    Reallowance as a
                                                              a % of Offering    Asset Value      % of Offering
                                                              Price Per Share     Per Share      Price Per Share
------------------------------------------------------------------------------------------------------------------
IF YOUR INVESTMENT IS:
------------------------------------------------------------------------------------------------------------------
Less than $100,000                                                 2.50             2.56               2.00
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                    2.00             2.04               1.50
------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                    1.50             1.52               1.00
------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                  1.00             1.01               0.50
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00             0.00               0.00
------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------

                                                                                                     Dealers'
                                                              Sales Charge as   As a % of Net    Reallowance as a
                                                              a % of Offering    Asset Value      % of Offering
                                                              Price Per Share     Per Share      Price Per Share
------------------------------------------------------------------------------------------------------------------
IF YOUR INVESTMENT IS:
------------------------------------------------------------------------------------------------------------------
Less than $100,000                                                 2.00             2.04               1.50
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                    1.50             1.52               1.25
------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                    1.00             1.01               0.75
------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                  0.50             0.50               0.25
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00             0.00               0.00
------------------------------------------------------------------------------------------------------------------

ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------

                                                                                                     Dealers'
                                                              Sales Charge as   As a % of Net    Reallowance as a
                                                              a % of Offering    Asset Value      % of Offering
                                                              Price Per Share     Per Share      Price Per Share
------------------------------------------------------------------------------------------------------------------
IF YOUR INVESTMENT IS:
------------------------------------------------------------------------------------------------------------------
Less than $100,000                                                 1.00             1.01               0.50
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $1,000,000                                  0.50             0.50               0.25
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00             0.00               0.00
------------------------------------------------------------------------------------------------------------------

MICHIGAN MUNICIPAL BOND, NATIONAL TAX EXEMPT BOND, OHIO TAX EXEMPT BOND AND PENNSYLVANIA MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

                                                                                                     Dealers'
                                                              Sales Charge as   As a % of Net    Reallowance as a
                                                              a % of Offering    Asset Value      % of Offering
                                                              Price Per Share     Per Share      Price Per Share
------------------------------------------------------------------------------------------------------------------
IF YOUR INVESTMENT IS:
------------------------------------------------------------------------------------------------------------------
Less than $100,000                                                 3.00             3.09               2.50
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                    2.00             2.04               1.50
------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                    1.50             1.52               1.00
------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                  1.00             1.01               0.50
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00             0.00               0.00
------------------------------------------------------------------------------------------------------------------

BREAKPOINTS

The paragraph on page 88 titled "Combined Purchase/Quantity Discount Privilege" is deleted and the following paragraph is inserted on page 87 above the caption "Waiver of Front-End Sales Charge -- Class A Shares:"

     You may qualify for a reduced sale charge if you are purchasing shares of Armada. When calculating the appropriate sales charge rate, Armada will combine same day purchases of Class A Shares of Armada (that are subject to a sales charge) made by you, your spouse and your minor children (under age
     21), in investment
     accounts held at different broker dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, described below. YOU MUST NOTIFY ARMADA OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT AT THE TIME OF PURCHASE. For more information on reduced sales charges, please visit Armada's website at www.armadafunds.com or consult your broker or financial intermediary.

The prospectus is revised by insertion of the following on page 88 after the first sentence of the last full paragraph in the left column:

     Accounts to be aggregated include investment accounts held at different broker dealers and retirement accounts.

In addition, effective January 1, 2004, the prospectus disclosure under "Waiver of Front-End Sales Charge -- Class A Shares" beginning on page 87 is amended and supplemented by adding the following:

     - There is no front-end sales charge on purchases of Class A shares of $1,000,000 or more. However, if the investor redeems the shares within 18 months after the purchase date, a sales charge (1.00% for equity funds -- except the S&P 500 Index Fund -- and asset allocation funds, and 0.50% for fixed income funds, tax-free bond funds and the S&P 500 Index Fund of the amount redeemed) will be assessed against the investor's account.

ADVISER PAYMENTS

The third non-italicized paragraph under the heading "Class C Shares" on page 84 of the prospectus is deleted and replaced by the following:

     From time to time, the Adviser and its affiliates may pay from their own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

CLASS A SHARES CDSC

The first full paragraph under the load table for the Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds on page 87 of the prospectus is replaced by the following:

     There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within 18 months after the purchase date, a sales charge will be assessed against your account. If an investor purchases shares in amounts up to $1,000,000 with redemption proceeds of another mutual fund where a sales charge has previously been assessed (made within the previous 90 days), and subsequently redeems those shares within 18 months after the purchase date, a sales charge will be assessed against the investor's account. In the case of these purchases of $1,000,000 or more and purchases in amounts up to $1,000,000 as described in this paragraph, the sales charge will be calculated as follows: 1.00% for equity funds -- except the S&P 500 Index Fund -- and asset allocation funds and 0.50% for fixed income funds, tax-free bond funds and the S&P 500 Index Fund, of the amount redeemed.

FUND NAME CHANGES

Effective February 1, 2004, the names of the following Armada Funds will be changed as set forth below:

Current Fund Name                         New Fund Name
Armada U.S. Government Income Fund        Armada Government Mortgage Fund
Armada Michigan Municipal Bond Fund       Armada Michigan Intermediate Municipal Bond Fund
Armada National Tax Exempt Bond Fund      Armada Intermediate Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund          Armada Ohio Intermediate Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund   Armada Pennsylvania Intermediate Municipal Bond Fund

These changes are intended to more specifically reflect the principal investment strategies utilized by each Fund and do not result in any change to a Fund's investment objective or policies.

REORGANIZATION OF ARMADA LARGE CAP ULTRA FUND INTO ARMADA LARGE CAP GROWTH FUND

At a meeting held on November 19, 2003, the Board of Trustees of Armada Funds approved a Plan of Reorganization in connection with the proposed reorganization of the Armada Large Cap Ultra Fund into the Armada Large Cap

Growth Fund (the "Reorganization"). The shareholders of the Armada Large Cap Ultra Fund will be asked to consider and approve the Reorganization at a Special Meeting of the shareholders currently expected to be held during the first quarter of 2004. If you are a shareholder of record of the Armada Large Cap Ultra Fund as of the Record Date for the Special Meeting, you will be eligible to vote at the Special Meeting. If you become a shareholder of record after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the Reorganization. If the Reorganization is approved by shareholders, Armada expects to complete the Reorganization during the second quarter of 2004.

MARKET TIMING POLICIES AND PROCEDURES

The first three paragraphs under the italicized paragraph under the caption "Financial Intermediary" on page 91 are deleted and the following disclosure is added to page 84 prior to the chart titled "How to Purchase Fund Shares:"

     LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

     The Fund has imposed limits on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments.

     GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions -- a fund purchase followed shortly by a corresponding sale (redemption or exchange) -- during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

     Shareholders who violate this policy will be notified of violations of the Fund's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

     If any transaction is deemed to have the potential to adversely impact a fund, the Fund reserves the right to:

        - Reject a purchase or exchange

        - Delay payment of immediate cash redemption proceeds for up to seven calendar days

        - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

        - Limit the amount of any exchange

     The Fund reserves the right to revise or terminate the exchange privilege at any time, for any reason.

ARMADA AGGRESSIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Aggressive Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 32 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), 10% to 40% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds) and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

ARMADA CONSERVATIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Conservative Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 40 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 50% to 80% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

CHANGE OF NAME AND PRINCIPAL INVESTMENT STRATEGY FOR THE ARMADA SMALL/MID CAP VALUE FUND

Effective March 1, 2004, the name of the Armada Small/Mid Cap Value Fund will be changed to the Armada Mid Cap Value Fund and the Fund's principal investment strategy will be using a value-oriented approach to invest under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes in securities issued by mid cap companies.

Accordingly, effective March 1, 2004, the prospectus disclosure under "Principal Investment Strategies" and "Principal Risks of Investing" on page 22 is amended and supplemented by deleting the entire section and replacing it in its entirety with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     The Armada Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

     The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $1 billion and $15 billion at the time the Fund purchases the company's securities.

     Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

     Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

     PRINCIPAL RISKS OF INVESTING

     MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

     For additional information about risks, see "More Information About Principal Investment Strategies."

CLASS B MAXIMUM

Effective January 1, 2004, the maximum investment for Class B Shares has been changed from $250,000 to $100,000. Accordingly, the fifth bullet point under "Class B Shares" under "Purchasing, Selling and Exchanging Fund Shares" on page 84 is amended and supplemented by deleting and replacing it in its entirety with the following:

     - $100,000 maximum investment

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-010-0200

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS,
                               MONEY MARKET FUNDS

                                    H SHARES

   SUPPLEMENT DATED DECEMBER 19, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

FUND NAME CHANGES

Effective February 1, 2004, the names of the following Armada Funds will be changed as set forth below:

Current Fund Name                         New Fund Name
Armada U.S. Government Income Fund        Armada Government Mortgage Fund
Armada Michigan Municipal Bond Fund       Armada Michigan Intermediate Municipal Bond Fund
Armada National Tax Exempt Bond Fund      Armada Intermediate Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund          Armada Ohio Intermediate Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund   Armada Pennsylvania Intermediate Municipal Bond Fund

These changes are intended to more specifically reflect the principal investment strategies utilized by each Fund and do not result in any change to a Fund's investment objective or policies.

REORGANIZATION OF ARMADA LARGE CAP ULTRA FUND INTO ARMADA LARGE CAP GROWTH FUND

At a meeting held on November 19, 2003, the Board of Trustees of Armada Funds approved a Plan of Reorganization in connection with the proposed reorganization of the Armada Large Cap Ultra Fund into the Armada Large Cap Growth Fund (the "Reorganization"). The shareholders of the Armada Large Cap Ultra Fund will be asked to consider and approve the Reorganization at a Special Meeting of the shareholders currently expected to be held during the first quarter of 2004. If you are a shareholder of record of the Armada Large Cap Ultra Fund as of the Record Date for the Special Meeting, you will be eligible to vote at the Special Meeting. If you become a shareholder of record after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the Reorganization. If the Reorganization is approved by shareholders, Armada expects to complete the Reorganization during the second quarter of 2004.

MARKET TIMING POLICIES AND PROCEDURES

The first three paragraphs under the italicized paragraph under the caption "Financial Intermediary" on page 91 are deleted, and the following disclosure is added to page 86 prior to the chart titled "How to Purchase Fund Shares:"

     LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

     The Fund has imposed limits on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments.

     GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) -- during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

     Shareholders who violate this policy will be notified of violations of the Fund's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

     If any transaction is deemed to have the potential to adversely impact a fund, the Fund reserves the right to:

        - Reject a purchase or exchange

        - Delay payment of immediate cash redemption proceeds for up to seven calendar days

        - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

        - Limit the amount of any exchange

     The Fund reserves the right to revise or terminate the exchange privilege at any time, for any reason.

ARMADA AGGRESSIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Aggressive Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 30 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), 10% to 40% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds) and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

ARMADA CONSERVATIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Conservative Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 38 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 50% to 80% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

CHANGE OF NAME AND PRINCIPAL INVESTMENT STRATEGY FOR THE ARMADA SMALL/MID CAP VALUE FUND

Effective March 1, 2004, the name of the Armada Small/Mid Cap Value Fund will be changed to the Armada Mid Cap Value Fund and the Fund's principal investment strategy will be using a value-oriented approach to invest under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes in securities issued by mid cap companies.

Accordingly, effective March 1, 2004, the prospectus disclosure under "Principal Investment Strategies" and "Principal Risks of Investing" on page 22 is amended and supplemented by deleting the entire section and replacing it in its entirety with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     The Armada Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

     The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $1 billion and $15 billion at the time the Fund purchases the company's securities.

     Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

     Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

     PRINCIPAL RISKS OF INVESTING

     MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

     For additional information about risks, see "More Information About Principal Investment Strategies."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-012-0200

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                            I SHARES (INSTITUTIONAL)

   SUPPLEMENT DATED DECEMBER 19, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

FUND NAME CHANGES

Effective February 1, 2004, the names of the following Armada Funds will be changed as set forth below:

Current Fund Name                         New Fund Name
Armada U.S. Government Income Fund        Armada Government Mortgage Fund
Armada Michigan Municipal Bond Fund       Armada Michigan Intermediate Municipal Bond Fund
Armada National Tax Exempt Bond Fund      Armada Intermediate Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund          Armada Ohio Intermediate Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund   Armada Pennsylvania Intermediate Municipal Bond Fund

These changes are intended to more specifically reflect the principal investment strategies utilized by each Fund and do not result in any change to a Fund's investment objective or policies.

REORGANIZATION OF ARMADA LARGE CAP ULTRA FUND INTO ARMADA LARGE CAP GROWTH FUND

At a meeting held on November 19, 2003, the Board of Trustees of Armada Funds approved a Plan of Reorganization in connection with the proposed reorganization of the Armada Large Cap Ultra Fund into the Armada Large Cap Growth Fund (the "Reorganization"). The shareholders of the Armada Large Cap Ultra Fund will be asked to consider and approve the Reorganization at a Special Meeting of the shareholders currently expected to be held during the first quarter of 2004. If you are a shareholder of record of the Armada Large Cap Ultra Fund as of the Record Date for the Special Meeting, you will be eligible to vote at the Special Meeting. If you become a shareholder of record after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the Reorganization. If the Reorganization is approved by shareholders, Armada expects to complete the Reorganization during the second quarter of 2004.

MARKET TIMING POLICIES AND PROCEDURES

The first three paragraphs under the italicized paragraph under the caption "Financial Intermediary" on page 77 are deleted, and the following disclosure is added to page 74 prior to the chart titled "How to Purchase Fund Shares:"

     LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

     The Fund has imposed limits on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments.

     GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions -- a fund purchase followed shortly by a corresponding sale (redemption or exchange) -- during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

     Shareholders who violate this policy will be notified of violations of the Fund's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

     If any transaction is deemed to have the potential to adversely impact a fund, the Fund reserves the right to:

        - Reject a purchase or exchange

        - Delay payment of immediate cash redemption proceeds for up to seven calendar days

        - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

        - Limit the amount of any exchange

     The Fund reserves the right to revise or terminate the exchange privilege at any time, for any reason.

ARMADA AGGRESSIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Aggressive Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 28 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), 10% to 40% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds) and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

ARMADA CONSERVATIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Conservative Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 34 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 50% to 80% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

CHANGE OF NAME AND PRINCIPAL INVESTMENT STRATEGY FOR THE ARMADA SMALL/MID CAP VALUE FUND

Effective March 1, 2004, the name of the Armada Small/Mid Cap Value Fund will be changed to the Armada Mid Cap Value Fund and the Fund's principal investment strategy will be using a value-oriented approach to invest under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes in securities issued by mid cap companies.

Accordingly, effective March 1, 2004, the prospectus disclosure under "Principal Investment Strategies" and "Principal Risks of Investing" on page 22 is amended and supplemented by deleting the entire section and replacing it in its entirety with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     The Armada Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

     The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $1 billion and $15 billion at the time the Fund purchases the company's securities.

     Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

     Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

     PRINCIPAL RISKS OF INVESTING

     MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

     For additional information about risks, see "More Information About Principal Investment Strategies."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-007-0200

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                     FIXED INCOME FUNDS, MONEY MARKET FUNDS

                                    R SHARES

   SUPPLEMENT DATED DECEMBER 19, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

FUND NAME CHANGE

Effective February 1, 2004, the name of the Armada U.S. Government Income Fund will be changed to the Armada Government Mortgage Fund. This change is being made to more specifically reflect the principal investment strategy utilized by the Fund and does not result in any change to the Fund's investment objective or policies.

REORGANIZATION OF ARMADA LARGE CAP ULTRA FUND INTO ARMADA LARGE CAP GROWTH FUND

At a meeting held on November 19, 2003, the Board of Trustees of Armada Funds approved a Plan of Reorganization in connection with the proposed reorganization of the Armada Large Cap Ultra Fund into the Armada Large Cap Growth Fund (the "Reorganization"). The shareholders of the Armada Large Cap Ultra Fund will be asked to consider and approve the Reorganization at a Special Meeting of the shareholders currently expected to be held during the first quarter of 2004. If you are a shareholder of record of the Armada Large Cap Ultra Fund as of the Record Date for the Special Meeting, you will be eligible to vote at the Special Meeting. If you become a shareholder of record after the Record Date, you will not be eligible to vote at the Special Meeting. All shareholders of record as of the Record Date will receive a proxy statement relating to the Reorganization. If the Reorganization is approved by shareholders, Armada expects to complete the Reorganization during the second quarter of 2004.

MARKET TIMING POLICIES AND PROCEDURES

The first three paragraphs under the italicized paragraph under the caption "Financial Intermediary" on page 79 are deleted, and the following disclosure is added to page 74 prior to the chart titled "How to Purchase Fund Shares:"

     LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

     The Fund has imposed limits on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments.

     GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions -- a fund purchase followed shortly by a corresponding sale (redemption or exchange) -- during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

     Shareholders who violate this policy will be notified of violations of the Fund's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

     If any transaction is deemed to have the potential to adversely impact a fund, the Fund reserves the right to:

        - Reject a purchase or exchange

        - Delay payment of immediate cash redemption proceeds for up to seven calendar days

        - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

        - Limit the amount of any exchange

     The Fund reserves the right to revise or terminate the exchange privilege at any time, for any reason.

ARMADA AGGRESSIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Aggressive Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 32 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), 10% to 40% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds) and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

ARMADA CONSERVATIVE ALLOCATION FUND

Effective January 1, 2004, the Armada Large Cap Growth Fund is included as an Underlying Fund in which the Armada Conservative Allocation Fund may invest. Accordingly, effective January 1, 2004, the prospectus disclosure under "Principal Investment Strategies" on page 40 is amended and supplemented by deleting the third paragraph and replacing it in its entirety with the following:

     The Fund intends to invest 50% to 80% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Growth, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The Adviser does not currently intend to invest any of the Fund's assets in the Armada International Equity Fund.

CHANGE OF NAME AND PRINCIPAL INVESTMENT STRATEGY FOR THE ARMADA SMALL/MID CAP VALUE FUND

Effective March 1, 2004, the name of the Armada Small/Mid Cap Value Fund will be changed to the Armada Mid Cap Value Fund and the Fund's principal investment strategy will be using a value-oriented approach to invest under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes in securities issued by mid cap companies.

Accordingly, effective March 1, 2004, the prospectus disclosure under "Principal Investment Strategies" and "Principal Risks of Investing" on pages 22 and 23 is amended and supplemented by deleting the entire section and replacing it in its entirety with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     The Armada Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

     The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $1 billion and $15 billion at the time the Fund purchases the company's securities.

     Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-sales, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

     Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

     PRINCIPAL RISKS OF INVESTING

     MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The Fund is also subject to the risk that value-oriented mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

     For additional information about risks, see "More Information About Principal Investment Strategies."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-009-0200

                                  ARMADA FUNDS

                               MONEY MARKET FUNDS

                           A, B AND C SHARES (RETAIL)

   SUPPLEMENT DATED DECEMBER 19, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

MARKET TIMING POLICIES AND PROCEDURES

The first three paragraphs under the italicized paragraph under the caption "Financial Intermediary" on page 33 are deleted, and the following disclosure is added to page 25 prior to the chart titled "How to Purchase Fund Shares:"

     LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

     The Fund has imposed limits on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments.

     GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions -- a fund purchase followed shortly by a corresponding sale (redemption or exchange) -- during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

     Shareholders who violate this policy will be notified of violations of the Fund's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

     If any transaction is deemed to have the potential to adversely impact a fund, the Fund reserves the right to:

        - Reject a purchase or exchange

        - Delay payment of immediate cash redemption proceeds for up to seven calendar days

        - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

        - Limit the amount of any exchange

     The Fund reserves the right to revise or terminate the exchange privilege at any time, for any reason.

INCREASED AVAILABILITY OF CLASS C SHARES OF THE MONEY MARKET FUND

The following sentence replaces the second sentence of the fourth paragraph under the italicized information under the caption "Class C Shares (Money Market Fund only) on page 25:"

     You may purchase Class C Shares of the Armada Money Market Fund as part of your initial investment only through a retirement plan or if you are participating in a Systematic Exchange Program (see page 32).

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-011-0200

                                  ARMADA FUNDS

                               MONEY MARKET FUNDS

                            I SHARES (INSTITUTIONAL)

   SUPPLEMENT DATED DECEMBER 19, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

MARKET TIMING POLICIES AND PROCEDURES

The first three paragraphs under the italicized paragraph under the caption "Financial Intermediary" on page 26 are deleted, and the following disclosure is added to page 22 prior to the chart titled "How to Purchase Fund Shares:"

     LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

     The Fund has imposed limits on purchases, exchanges and redemptions to prevent excessive short-term trading by shareholders. Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments.

     GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions -- a fund purchase followed shortly by a corresponding sale (redemption or exchange) -- during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

     Shareholders who violate this policy will be notified of violations of the Fund's market timing policies. If a shareholder continues market timing activities after being cited for market timing violations, the account will be closed to new purchases or exchanges of Fund shares.

     If any transaction is deemed to have the potential to adversely impact a fund, the Fund reserves the right to:

        - Reject a purchase or exchange

        - Delay payment of immediate cash redemption proceeds for up to seven calendar days

        - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

        - Limit the amount of any exchange

     The Fund reserves the right to revise or terminate the exchange privilege at any time, for any reason.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-006-0200

                                  ARMADA FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

 SUPPLEMENT DATED DECEMBER 19, 2003 TO THE STATEMENT OF ADDITIONAL INFORMATION
             DATED OCTOBER 1, 2003 AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
     STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") AND SHOULD BE READ IN
                           CONJUNCTION WITH THE SAI.

FUND NAME CHANGES

Effective February 1, 2004, the names of the following Armada Funds are changed as follows:

Current Fund Name                         New Fund Name
Armada U.S. Government Income Fund        Armada Government Mortgage Fund
Armada Michigan Municipal Bond Fund       Armada Michigan Intermediate Municipal Bond Fund
Armada National Tax Exempt Bond Fund      Armada Intermediate Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund          Armada Ohio Intermediate Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund   Armada Pennsylvania Intermediate Municipal Bond Fund

These changes are intended to more specifically reflect the principal investment strategies utilized by each Fund and do not result in any change to a Fund's investment objective or policies.

TERMINATION OF CLASS H SHARES

Effective March 1, 2004, Class H Shares of the Funds are no longer offered.

FOREIGN SECURITIES INVESTMENTS FOR THE ARMADA LARGE CAP CORE EQUITY FUND, ARMADA LARGE CAP GROWTH FUND, ARMADA LARGE CAP ULTRA FUND, ARMADA LARGE CAP VALUE FUND, ARMADA MID CAP GROWTH FUND, ARMADA SMALL CAP CORE FUND, ARMADA SMALL CAP GROWTH FUND, ARMADA SMALL CAP VALUE FUND, ARMADA SMALL/MID CAP VALUE FUND AND ARMADA TAX MANAGED EQUITY FUND

The third paragraph under the caption "Armada Large Cap Core Equity Fund" on page 3 is replaced by the following:

     The Fund may invest up to 20% of its net assets in foreign securities.

The last sentence of the paragraph under the caption "Armada Large Cap Growth Fund" on page 3 is replaced by the following:

     The Fund may invest up to 20% of its net assets in foreign securities.

The second paragraph under the caption "Armada Large Cap Ultra Fund" on page 4 is replaced by the following:

     Subject to the foregoing policies, the Fund may also invest up to 20% of its net assets in foreign securities either directly or through the purchase of ADRs or European Depositary Receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in U.S. dollar-denominated commercial paper of a foreign issuer.

The second paragraph under the caption "Armada Mid Cap Growth Fund" on page 5 is replaced by the following:

     Subject to the foregoing policies, the Fund may also invest up to 20% of its net assets in foreign securities either directly or through the purchase of ADRs, EDRs, Global Depositary Receipts ("GDRs") and other similar global instruments, and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, CCP and in U.S. dollar-denominated commercial paper of a foreign issuer.

The second paragraph under the captions "Armada Large Cap Value Fund" on page 4, and "Armada Small Cap Core Fund," "Armada Small Cap Growth Fund," "Armada Small Cap Value Fund" and "Armada Small/Mid Cap Value Fund" on page 8 are replaced by the following:

     The Fund may invest up to 20% of its net assets in foreign securities.

The seventh paragraph under the caption "Armada Tax Managed Equity Fund" on page 10 is replaced by the following:

     The Fund may invest up to 20% of its net assets in foreign securities.

INCREASED AVAILABILITY FOR CLASS C SHARES OF THE ARMADA MONEY MARKET FUND

The following sentence is added after the fifth sentence in the fifth paragraph under the caption "Additional Purchase and Redemption Information" that begins on page 76:

     Class C Shares of the Money Market Fund are also available for purchase by retirement plans.

ARMADA AGGRESSIVE ALLOCATION FUND AND ARMADA CONSERVATIVE ALLOCATION FUND

Effective January 1, 2004, the second sentence of the first paragraph under the caption "Armada Aggressive Allocation Fund and Armada Conservative Allocation Fund" on page 10 is replaced by the following:

     These Underlying Funds currently consist of the Large Cap Growth, Large Cap Value, Large Cap Ultra, Small Cap Growth, Small Cap Value and International Equity Funds (the "Underlying Equity Funds"), the Bond and Intermediate Bond Funds (the "Underlying Bond Funds"), and the Money Market Fund.

FINDERS' FEES ON NAV PURCHASES UP TO $1 MILLION

The Adviser or its affiliates will pay a finder's fee (1.00% for equity funds -- except the S&P 500 Index Fund -- and asset allocation funds, or 0.50% for fixed income funds, tax-free bond funds and the S&P 500 Index Fund) to broker/dealers for purchases up to $1 million funded with redemption proceeds (made within the previous 90 days) of another mutual fund where a sales charge has previously been assessed.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The "Additional Purchase and Redemption Information" section of the SAI is amended by replacing the current disclosure on page 77 concerning finder's fees paid to dealers with the following:

     The Adviser or its affiliates will pay finder's fees to dealers on new investments in Class A Shares as follows:

        Equity Funds (other than the S&P 500 Index Fund) and Asset Allocation
        Funds:
        1.00% on amounts between $1 million and $5 million; plus
        0.50% on amounts between $5 million and $10 million; plus
        0.25% on amounts over $10 million

        Fixed Income Funds, Tax Free Bond Funds and the S&P 500 Index Fund:
        0.50% on amounts between $1 million and $5 million; plus
        0.25% on amounts over $5 million

PAYMENTS BY ADVISER

The Adviser compensates its affiliate, NatCity Investments, Inc. from 0.10% to 0.20% of the average daily net assets of (1) the Class I Shares for institutional clients investing in any Armada Money Market Fund being serviced by NatCity Investments, Inc. and (2) the Class A Shares for those NatCity Investments, Inc. customers using any Armada Money Market Fund as a sweep vehicle for uninvested cash in their brokerage accounts.

OFFERING PRICE PER CLASS A SHARE OF THE FUND

Effective January 1, 2004, the tables beginning on page 83 showing offering price per share for the following funds as of May 31, 2003 are replaced by the following tables for such funds as of May 31, 2003 (as revised to reflect loads effective January 1, 2004).

     An illustration of the computation of the offering price per Class A Shares of the S&P 500 Index Fund, Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, U.S. Government Income Fund, Michigan Municipal Bond Fund and National Tax Exempt Bond Fund, based on the value of each Fund's net assets and number of outstanding shares on May 31, 2003, and loads in effect as of January 1, 2004, is as follows:

                                                        S&P 500 INDEX FUND
      Net Assets of A Shares                                   $12,571,101
      Outstanding A Shares                                       1,517,188
      Net Asset Value Per Share                                      $8.29
      Sales Charge 2.50% of Offering                                 $0.21
        Price
      Offering to Public                                             $8.50

                                                                 BOND FUND             INTERMEDIATE BOND FUND
      Net Assets of A Shares                                   $14,984,535                        $11,250,139
      Outstanding A Shares                                       1,431,828                          1,013,044
      Net Asset Value Per Share                                     $10.47                             $11.11
      Sales Charge 4.50% of Offering                                 $0.49                              $0.52
        Price
      Offering to Public                                            $10.96                             $11.63

                                                LIMITED MATURITY BOND FUND
      Net Assets of A Shares                                   $11,368,876
      Outstanding A Shares                                       1,114,350
      Net Asset Value Per Share                                     $10.20
      Sales Charge 2.00% of Offering                                 $0.21
        Price
      Offering to Public                                            $10.41

                                                     ULTRA SHORT BOND FUND
      Net Assets of A Shares                                      $109,069
      Outstanding A Shares                                          10,824
      Net Asset Value Per Share                                     $10.08
      Sales Charge 1.00% of Offering                                 $0.10
        Price
      Offering to Public                                            $10.18

                                               TOTAL RETURN ADVANTAGE FUND        U.S. GOVERNMENT INCOME FUND
      Net Assets of A Shares                                    $4,121,719                        $18,066,481
      Outstanding A Shares                                         374,360                          1,887,024
      Net Asset Value Per Share                                     $11.01                              $9.57
      Sales Charge 4.50% of Offering                                 $0.52                              $0.45
        Price
      Offering to Public                                            $11.53                             $10.02

                                              MICHIGAN MUNICIPAL BOND FUND      NATIONAL TAX-EXEMPT BOND FUND
      Net Assets of A Shares                                   $14,112,059                         $4,442,623
      Outstanding A Shares                                       1,233,530                            417,428
      Net Asset Value Per Share                                     $11.44                             $10.64
      Sales Charge 3.00% of Offering                                 $0.35                              $0.33
        Price
      Offering to Public                                            $11.79                             $10.97

TRUSTEE OWNERSHIP OF FUND SHARES

The following table replaces the table on pages 105 and 106. This table shows the dollar range of shares beneficially owned by each Trustee in the Funds and the Armada fund family in the aggregate as of December 31, 2002.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggregate Dollar Range of
                                                                                               Equity Securities in All
                                                                  Dollar Range of              Portfolios in Armada Fund
                                                         Equity Securities in the Funds(1)   Family(2) Overseen by Trustee
--------------------------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE/FUND
--------------------------------------------------------------------------------------------------------------------------
ROBERT D. NEARY                                                                                     Over $100,000
--------------------------------------------------------------------------------------------------------------------------
  Ohio Tax Exempt Bond Fund                                       Over $100,000
--------------------------------------------------------------------------------------------------------------------------
  Ohio Municipal Money Market Fund                                Over $100,000
--------------------------------------------------------------------------------------------------------------------------
JOHN F. DURKOTT                                                                                       $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Fund                                             $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
ROBERT J. FARLING                                                                                   Over $100,000
--------------------------------------------------------------------------------------------------------------------------
  International Equity Fund                                      $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Fund                                           Over $100,000
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Ultra Fund                                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Value Fund                                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Fund                                            $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index Fund                                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                          $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Tax Managed Equity Fund                                        $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  GNMA Fund                                                      $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Government Money Market Fund                                   $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
RICHARD W. FURST                                                                                   $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Core Equity Fund                                        $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index Fund                                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                              $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
  Tax Managed Equity Fund                                        $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Total Return Advantage Fund                                       $1-$10,000
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggregate Dollar Range of
                                                                                               Equity Securities in All
                                                                  Dollar Range of              Portfolios in Armada Fund
                                                         Equity Securities in the Funds(1)   Family(2) Overseen by Trustee
--------------------------------------------------------------------------------------------------------------------------
GERALD L. GHERLEIN                                                                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------------
  International Equity Fund                                      $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index Fund                                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                          $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Tax Managed Equity Fund                                        $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  National Tax Exempt Bond Fund                                  $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                               Over $100,000
--------------------------------------------------------------------------------------------------------------------------
J. WILLIAM PULLEN                                                                                   Over $100,000
--------------------------------------------------------------------------------------------------------------------------
  International Equity Fund                                      $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Core Equity Fund                                     $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Fund                                             $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index Fund                                             $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                          $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                           $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
KATHLEEN A. OBERT
--------------------------------------------------------------------------------------------------------------------------
  None                                                                  $0                                $0
--------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------------------
                                                                                               Aggregate Dollar Range of
                                                                                               Equity Securities in All
                                                                  Dollar Range of              Portfolios in Armada Fund
                                                         Equity Securities in the Funds(1)   Family(2) Overseen by Trustee
--------------------------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE/FUND
--------------------------------------------------------------------------------------------------------------------------
JOHN G. BREEN                                                                                       Over $100,000
--------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                               Over $100,000
--------------------------------------------------------------------------------------------------------------------------
HERBERT R. MARTENS, JR.                                                                               $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
  Bond Fund                                                         $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 $1-$10,000
--------------------------------------------------------------------------------------------------------------------------

    (1) Includes the value of shares beneficially owned by each trustee in each Fund as of December 31, 2002.

    (2) Includes the Trust and The Armada Advantage Fund.

As of November 30, 2003, the Trustees and officers of the Trust as a group owned beneficially 1.4% of Class I Shares of the Ohio Tax Exempt Bond Fund. Otherwise, the Trustees and officers as a group owned beneficially less than 1% of each class of the outstanding shares of each of the Funds of the Trust, and less than 1% of the outstanding shares of all of the Funds of the Trust in the aggregate.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-013-0200

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS,
                               MONEY MARKET FUNDS

                                    H SHARES

   SUPPLEMENT DATED DECEMBER 19, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
        PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

EXCHANGE OF CLASS H SHARES FOR CLASS C SHARES; TERMINATION OF H CLASS

     Effective on or about March 1, 2004, all outstanding Class H Shares of each Armada Fund shall be exchanged automatically for Class C Shares of the same Armada Series Fund, based on relative net asset value. Following such exchange, no Class H Shares of any Armada Series Fund shall remain outstanding nor shall Class H Shares of any Armada Series Fund be offered for further sale. Effective as of the close of business on March 1, 2004, Class H Shares will be closed to new investments, including additional investments on behalf of existing shareholder accounts.

     From the date of this supplement, the Funds will waive the investment minimums as described in the prospectus for any Class H Shares exchanged for Class C Shares.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-021-0200